Other asset	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Other asset
13.	Other asset

Cost

Balance as at November 30, 2018, 2019 and 2020	$19,530

Accumulated amortization

Balance as at November 30, 2018	$2,442

Amortization	4,884

Balance as at November 30, 2019	$7,326

Amortization	4,881

Balance as at November 30, 2020	$12,207

Net carrying amounts

November 30, 2020	$7,323

November 30, 2019	$12,204
On May 29, 2018, the Company entered into an agreement (the “Renegotiated Agreement”) with EMD Serono, Inc. to settle all outstanding cash payment obligations stemming from a termination and transfer agreement dated December 13, 2013, as amended (the “2013 Termination Agreement”). The remaining contractual obligations under the 2013 Termination Agreement totalled approximately $28,200, which was comprised of a $4,000 payment due in May 2019 and $24,200 in estimated royalties on future sales of
EGRIFTA
®
payable over the subsequent four to five years. The Renegotiated Agreement allowed the Company to make one lump sum payment of $23,850 in settlement of the long-term obligation of $4,000 and to eliminate all of the royalty payments due on sales of
EGRIFTA
®
in the United States. The payment made in connection with the settlement of the future royalty obligation has been accounted for as an other asset on the consolidated statement of financial position.